Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
Pay versus Performance Table

Performance Year	Summary Compensation Table Total for Principal Executive Officer (PEO) (1)	Compensation Actually Paid to PEO (1)(2)	Average Summary Compensation Table Total for Non-PEO Named Executive Officers (1)	Average Compensation Actually Paid to Non-PEO Named Executive Officers (1)(2)	Value of Initial Fixed $100 Invested Based on:		Net Income ($M)	Common Dividends + Growth of Tangible Book Value Per Share
					Total Shareholder Return	Peer Group Total Shareholder Return (3)
2022	$27,605,311	$(758,823)	$11,374,302	$7,425,259	$94.95	$118.77	$7,360	(11.3)%
2021	$20,457,553	$44,692,866	$5,404,513	$7,652,216	$145.28	$132.75	$12,390	15.8%
2020	$20,119,971	$13,578,561	$5,578,452	$4,068,566	$97.32	$98.31	$2,714	6.7%

(1)
Mr. Fairbank is represented as the principal
executiv
e officer (“PEO”) for each of the years shown. For performance year 2022, Messrs. Young, Blinde, LaPrade, and Yajnik are represented as the non-PEO
named executive officers
(“non-PEO
NEOs”). For performance year 2021, Messrs. Young, R. Scott Blackley, Yajnik, Michael J. Wassmer and LaPrade are represented as the non-PEO
NEOs. For performance year 2020, Messrs. Blackley, LaPrade, Wassmer and Yajnik are represented as the non-PEO
NEOs.

(2)
The calculation of CAP requires that we make adjustments to amounts previously reported in the Summary Compensation Table for the three years presented. The SEC’s valuation and calculation methods for CAP differ from those required in the Summary Compensation Table. The table below summarizes compensation values presented in the Summary Compensation Table and the adjusted values required to reconcile these values to the CAP presented above. The amounts shown below for
Non-PEO
NEOs for each year represents an average of all
Non-PEO
NEOs. CAP to the PEO and
Non-PEO
NEOs represents Summary Compensation Table total compensation adjusted by the following amounts:

Summary Compensation Table Total to CAP Reconciliation (a)

	Summary Compensation Table Total (b)	Change in Pension Value Deduction (c)	Less Fair Value of Equity Awards Reported in the Summary Compensation Table in the Covered Year	Plus Fair Value of Covered Year Equity Awards Unvested at Fiscal Year-End	Change in Fair Value of Prior Years’ Equity Awards Unvested at Fiscal Year-End	Change in Fair Value of Prior Years’ Equity Awards Vested in the Covered Year	Less Fair Value of Prior Year Awards Forfeited in the Covered Year (d)	Plus Fair Value of Incremental Dividends or Earnings on Stock Awards	CAP (e)
PEO 2022	$27,605,311	$(5,462)	$(23,248,940)	$13,641,539	$(20,045,697)	$318,361	$—	$976,065	$(758,823)
PEO 2021	$20,457,553	$(3,540)	$(15,817,843)	$20,560,959	$14,350,886	$4,120,910	$—	$1,023,941	$44,692,866
PEO 2020	$20,119,971	$(4,148)	$(16,750,159)	$16,205,864	$(3,479,216)	$(2,821,721)	$—	$307,970	$13,578,561

Non-PEO NEOs 2022	$11,374,302	$—	$(7,551,238)	$4,768,592	$(1,340,943)	$(17,984)	$—	$192,530	$7,425,259
Non-PEO NEOs 2021	$5,404,513	$(59)	$(2,585,299)	$2,563,682	$2,464,812	$601,077	$(944,235)	$147,725	$7,652,216
Non-PEO NEOs 2020	$5,578,452	$(101)	$(2,829,879)	$2,737,923	$(1,274,085)	$(210,109)	$—	$66,365	$4,068,566

(a)
Fair values are calculated in accordance with FASB ASC Topic 718 as of the end of the respective fiscal year, other than awards that vest in the covered year, which are valued as of the applicable vesting dates. There were no awards granted in each of the covered years that vested in the same year.

(b)	Reflects the total compensation amount reported in the Summary Compensation Table for each year shown.

(c)
Reflects the aggregate change in pension value for all defined benefit plans each year. There are no service costs or prior service costs associated with pension benefits since the Cash Balance Pension Plan and the Excess Cash Balance Pension Plan are frozen.

(d)	Reflects awards that failed to meet vesting conditions during the covered year.

(e)	Reflects the actual CAP for the PEO and average CAP for the Non-PEO NEOs.

(3)
Total Shareholder Return is cumulative for the measurement periods beginning on December 31, 2019 and ending on the last fiscal day in 2022, 2021 and 2020, respectively, calculated in accordance with Item 201(e) of Regulation
S-K.
“Peer Group” represents the S&P Financial Index for each year disclosed in the table.

Company Selected Measure Name	CommonDividends+ GrowthofTangibleBookValue PerShare
Named Executive Officers, Footnote [Text Block]	Mr. Fairbank is represented as the principal
executiv
e officer (“PEO”) for each of the years shown. For performance year 2022, Messrs. Young, Blinde, LaPrade, and Yajnik are represented as the non-PEO
named executive officers
(“non-PEO
NEOs”). For performance year 2021, Messrs. Young, R. Scott Blackley, Yajnik, Michael J. Wassmer and LaPrade are represented as the non-PEO
NEOs. For performance year 2020, Messrs. Blackley, LaPrade, Wassmer and Yajnik are represented as the non-PEO
	NEOs.
Peer Group Issuers, Footnote [Text Block]	Total Shareholder Return is cumulative for the measurement periods beginning on December 31, 2019 and ending on the last fiscal day in 2022, 2021 and 2020, respectively, calculated in accordance with Item 201(e) of Regulation
S-K.
	“Peer Group” represents the S&P Financial Index for each year disclosed in the table.
PEO Total Compensation Amount	$ 27,605,311	$ 20,457,553	$ 20,119,971
PEO Actually Paid Compensation Amount	$ (758,823)	44,692,866	13,578,561
Adjustment To PEO Compensation, Footnote [Text Block]
(2)
The calculation of CAP requires that we make adjustments to amounts previously reported in the Summary Compensation Table for the three years presented. The SEC’s valuation and calculation methods for CAP differ from those required in the Summary Compensation Table. The table below summarizes compensation values presented in the Summary Compensation Table and the adjusted values required to reconcile these values to the CAP presented above. The amounts shown below for
Non-PEO
NEOs for each year represents an average of all
Non-PEO
NEOs. CAP to the PEO and
Non-PEO
NEOs represents Summary Compensation Table total compensation adjusted by the following amounts:

Summary Compensation Table Total to CAP Reconciliation (a)

	Summary Compensation Table Total (b)	Change in Pension Value Deduction (c)	Less Fair Value of Equity Awards Reported in the Summary Compensation Table in the Covered Year	Plus Fair Value of Covered Year Equity Awards Unvested at Fiscal Year-End	Change in Fair Value of Prior Years’ Equity Awards Unvested at Fiscal Year-End	Change in Fair Value of Prior Years’ Equity Awards Vested in the Covered Year	Less Fair Value of Prior Year Awards Forfeited in the Covered Year (d)	Plus Fair Value of Incremental Dividends or Earnings on Stock Awards	CAP (e)
PEO 2022	$27,605,311	$(5,462)	$(23,248,940)	$13,641,539	$(20,045,697)	$318,361	$—	$976,065	$(758,823)
PEO 2021	$20,457,553	$(3,540)	$(15,817,843)	$20,560,959	$14,350,886	$4,120,910	$—	$1,023,941	$44,692,866
PEO 2020	$20,119,971	$(4,148)	$(16,750,159)	$16,205,864	$(3,479,216)	$(2,821,721)	$—	$307,970	$13,578,561

Non-PEO NEOs 2022	$11,374,302	$—	$(7,551,238)	$4,768,592	$(1,340,943)	$(17,984)	$—	$192,530	$7,425,259
Non-PEO NEOs 2021	$5,404,513	$(59)	$(2,585,299)	$2,563,682	$2,464,812	$601,077	$(944,235)	$147,725	$7,652,216
Non-PEO NEOs 2020	$5,578,452	$(101)	$(2,829,879)	$2,737,923	$(1,274,085)	$(210,109)	$—	$66,365	$4,068,566

(a)
Fair values are calculated in accordance with FASB ASC Topic 718 as of the end of the respective fiscal year, other than awards that vest in the covered year, which are valued as of the applicable vesting dates. There were no awards granted in each of the covered years that vested in the same year.

(b)	Reflects the total compensation amount reported in the Summary Compensation Table for each year shown.

(c)
Reflects the aggregate change in pension value for all defined benefit plans each year. There are no service costs or prior service costs associated with pension benefits since the Cash Balance Pension Plan and the Excess Cash Balance Pension Plan are frozen.

(d)	Reflects awards that failed to meet vesting conditions during the covered year.

(e)	Reflects the actual CAP for the PEO and average CAP for the Non-PEO NEOs.

Non-PEO NEO Average Total Compensation Amount	$ 11,374,302	5,404,513	5,578,452
Non-PEO NEO Average Compensation Actually Paid Amount	$ 7,425,259	7,652,216	4,068,566
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
(2)
The calculation of CAP requires that we make adjustments to amounts previously reported in the Summary Compensation Table for the three years presented. The SEC’s valuation and calculation methods for CAP differ from those required in the Summary Compensation Table. The table below summarizes compensation values presented in the Summary Compensation Table and the adjusted values required to reconcile these values to the CAP presented above. The amounts shown below for
Non-PEO
NEOs for each year represents an average of all
Non-PEO
NEOs. CAP to the PEO and
Non-PEO
NEOs represents Summary Compensation Table total compensation adjusted by the following amounts:

Summary Compensation Table Total to CAP Reconciliation (a)

	Summary Compensation Table Total (b)	Change in Pension Value Deduction (c)	Less Fair Value of Equity Awards Reported in the Summary Compensation Table in the Covered Year	Plus Fair Value of Covered Year Equity Awards Unvested at Fiscal Year-End	Change in Fair Value of Prior Years’ Equity Awards Unvested at Fiscal Year-End	Change in Fair Value of Prior Years’ Equity Awards Vested in the Covered Year	Less Fair Value of Prior Year Awards Forfeited in the Covered Year (d)	Plus Fair Value of Incremental Dividends or Earnings on Stock Awards	CAP (e)
PEO 2022	$27,605,311	$(5,462)	$(23,248,940)	$13,641,539	$(20,045,697)	$318,361	$—	$976,065	$(758,823)
PEO 2021	$20,457,553	$(3,540)	$(15,817,843)	$20,560,959	$14,350,886	$4,120,910	$—	$1,023,941	$44,692,866
PEO 2020	$20,119,971	$(4,148)	$(16,750,159)	$16,205,864	$(3,479,216)	$(2,821,721)	$—	$307,970	$13,578,561

Non-PEO NEOs 2022	$11,374,302	$—	$(7,551,238)	$4,768,592	$(1,340,943)	$(17,984)	$—	$192,530	$7,425,259
Non-PEO NEOs 2021	$5,404,513	$(59)	$(2,585,299)	$2,563,682	$2,464,812	$601,077	$(944,235)	$147,725	$7,652,216
Non-PEO NEOs 2020	$5,578,452	$(101)	$(2,829,879)	$2,737,923	$(1,274,085)	$(210,109)	$—	$66,365	$4,068,566
(a)
Fair values are calculated in accordance with FASB ASC Topic 718 as of the end of the respective fiscal year, other than awards that vest in the covered year, which are valued as of the applicable vesting dates. There were no awards granted in each of the covered years that vested in the same year.

(b)	Reflects the total compensation amount reported in the Summary Compensation Table for each year shown.

(c)
Reflects the aggregate change in pension value for all defined benefit plans each year. There are no service costs or prior service costs associated with pension benefits since the Cash Balance Pension Plan and the Excess Cash Balance Pension Plan are frozen.

(d)	Reflects awards that failed to meet vesting conditions during the covered year.

(e)	Reflects the actual CAP for the PEO and average CAP for the Non-PEO NEOs.

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
CAP versus Company TSR
As shown in the chart above, the PEO and other NEO’s CAP amounts are aligned with the Company’s TSR. This alignment is due to the Company’s executive compensation program being comprised of primarily equity, with 84% of PEO and approximately 51% of all
Non-PEO
NEO’s total compensation for the 2022 performance year being comprised of equit
y-b
ased compensation, similar to prior years. In addition, a portion of PEO compensation is directly linked to the Company’s TSR and vests entirely on the Company’s TSR performance relative to the Performance Share Peers over a three-year period.

Compensation Actually Paid vs. Net Income [Text Block]
CAP versus Net Income
As shown in the chart above, the Company’s net income has varied over the three-year measurement period. While net income has increased and decreased directionally with PEO and other NEO CAP, the changes are not proportionally correlated with CAP. This is due in large part to the large portion of PEO and other NEO compensation that is equity-based compensation as well as the significant, volatility of GAAP net income that resulted from the pandemic covered by the measurement period. In addition, while net income is one of several factors used to assess Company performance, the Company does not use net income as a primary metric to determine compensation levels or incentive plan payout.

Compensation Actually Paid vs. Company Selected Measure [Text Block]
CAP versus D+TBV
As shown in the chart above, the PEO and other NEO’s CAP amounts are aligned with the company selected measure of D+TBV. This alignment is primarily due to a large portion of PEO and other NEO compensation being comprised of Financial Performance Shares (as described on page 94). For the 2022 performance year, 63% of PEO total compensation and an average of 28% of other NEO total compensation was granted in the form of Financial Performance Shares, similar to prior years.
Two-thirds
of the payout of each Financial Performance Share upon vesting is based on D+TBV.

Total Shareholder Return Vs Peer Group [Text Block]
Company TSR versus Peer Group TSR
As shown in the chart above, the TSR peer group is based on the S&P Financial Index, which reflect’s the Company’s industry sector. The Company’s three-year cumulative TSR was below that of the S&P Financial Index. This was primarily due to elevated uncertainty about future economic conditions having a more negative impact on Capital One’s share price than on the Index members who, on average, have less exposure to lending and short-term cyclical factors. In addition, growing economic uncertainty and its possible effect on future credit performance and profitability had a significant negative impact on bank stock prices and on large consumer lending companies in particular, including Capital One.

Tabular List [Table Text Block]
D+TBV

∎
D+TBV rewards strong operational results, balanced stewardship of capital, and long-term stockholder value creation by measuring the value distributed to stockholders (common dividends per share) and the growth of company value created for common stockholders (tangible book value per share).

∎
D+TBV is calculated as the average of the ratios, expressed as a percentage, of (i) the Company’s tangible book value per share at the end of each year within the performance period, plus total common dividends per share paid during such year, to (ii) the Company’s tangible book value per share at the beginning of each corresponding year within the performance period.

Adjusted ROTCE

∎
Adjusted ROTCE rewards balanced capital management and stewardship while capturing current and historical business performance and profitability as compared to the size of our stockholders’ investment in the Company. ROTCE is broadly used in banking as a key performance indicator and component in peer executive compensation programs.

∎
Adjusted ROTCE is calculated as the ratio, expressed as a percentage, of (i) the Company’s net income available to common stockholders, excluding, on a tax-adjusted
basis, the impact of impairment, amortization and
re-measurement
of intangible assets, to (ii) the Company’s average tangible common equity.

Net Revenue

∎
Net revenue, and the growth of net revenue, is a reflection of the Company’s ability to grow new customer relationships, deepen existing relationships and expand into new businesses and areas of focus and market opportunity. Net revenue serves as the key driver for long-term earnings power and requires delivery of compelling products and experiences as well as a sustainable, through-cycle pricing strategy and business model.

Total Shareholder Return Amount	$ 94.95	145.28	97.32
Peer Group Total Shareholder Return Amount	118.77	132.75	98.31
Net Income (Loss)	$ 7,360,000,000	$ 12,390,000,000	$ 2,714,000,000
Company Selected Measure Amount	(0.113)	0.158	0.067
PEO Name	Mr. Fairbank
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	D+TBV
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted ROTCE
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Net Revenue
PEO [Member] | Change in Pension Value Deduction [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (5,462)	$ (3,540)	$ (4,148)
PEO [Member] | Fair Value of Equity Awards Reported in the Summary Compensation Table in the Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(23,248,940)	(15,817,843)	(16,750,159)
PEO [Member] | Fair Value of Covered Year Equity Awards at Fiscal YearEnd [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	13,641,539	20,560,959	16,205,864
PEO [Member] | Change in Fair Value of Prior Years Equity Awards Unvested at Fiscal YearEnd [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(20,045,697)	14,350,886	(3,479,216)
PEO [Member] | Change in Fair Value of Prior Years Equity Awards Vested in the Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	318,361	4,120,910	(2,821,721)
PEO [Member] | Fair Value of Prior Year Awards Forfeited in the Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Fair Value of Incremental Dividends or Earnings on Stock Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	976,065	1,023,941	307,970
Non-PEO NEO [Member] | Change in Pension Value Deduction [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	(59)	(101)
Non-PEO NEO [Member] | Fair Value of Equity Awards Reported in the Summary Compensation Table in the Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(7,551,238)	(2,585,299)	(2,829,879)
Non-PEO NEO [Member] | Fair Value of Covered Year Equity Awards at Fiscal YearEnd [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	4,768,592	2,563,682	2,737,923
Non-PEO NEO [Member] | Change in Fair Value of Prior Years Equity Awards Unvested at Fiscal YearEnd [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,340,943)	2,464,812	(1,274,085)
Non-PEO NEO [Member] | Change in Fair Value of Prior Years Equity Awards Vested in the Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(17,984)	601,077	(210,109)
Non-PEO NEO [Member] | Fair Value of Prior Year Awards Forfeited in the Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	(944,235)	0
Non-PEO NEO [Member] | Fair Value of Incremental Dividends or Earnings on Stock Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 192,530	$ 147,725	$ 66,365